SEVERANCE AND FACILITY CLOSURE COSTS	12 Months Ended
Dec. 29, 2012
SEVERANCE AND FACILITY CLOSURE COSTS

NOTE B – SEVERANCE AND FACILITY CLOSURE COSTS

In recent years, the Company has taken actions to adapt to changing and increasingly competitive conditions in the markets in which the Company serves. These actions include closing stores and distribution centers, consolidating functional activities, disposing of businesses and assets, and taking actions to improve process efficiencies.

Severance and facility closure accruals associated with exit and restructuring-related activities are as follows:

(In millions)	Beginning Balance	Charges Incurred	Cash Payments	Non-cash Settlements and Accretion	Currency and Other Adjustments	Ending Balance
2012
Termination benefits	$12	$26	$(33)	$—	$1	$6
Lease, contract obligations and, other costs	95	21	(48)	8	1	77

Total	$107	$47	$(81)	$8	$2	$83

2011
Termination benefits	$4	$25	$(17)	$—	$—	$12
Lease, contract obligations and, other costs	113	26	(59)	12	3	95

Total	$117	$51	$(76)	$12	$3	$107

The charges incurred are presented in the following captions of the Consolidated Statements of Operations.

(In millions)	2012	2011	2010
Cost of goods sold and occupancy costs	$—	$1	$—
Operating and selling expenses	21	25	14
General and administrative expenses	26	25	22

The charges incurred are recognized in Divisions as presented below.

(In millions)	2012	2011	2010
North American Retail Division	$3	$14	$2
North America Business Solutions Division	5	5	1
International Division	38	29	23
Corporate level	1	3	10

Severance costs usually require cash payment within one year of expense recognition. Facility closure costs usually require cash payments over the related lease contract period or until the lease is terminated. The Company maintains accruals for facilities closed that are considered part of operating activities. Accrual for facilities closed for 2012 and 2011 totaled $10 million and $14 million, respectively. Closure costs and accretion totaled $4 million and $1 million in 2012 and 2011, respectively. Cash payments of $8 million and $7 were made in 2012 and 2011, respectively.